Debt - Additional Information (Detail) - USD ($)		1 Months Ended	2 Months Ended	12 Months Ended
	Jan. 01, 2022	Dec. 31, 2021	May 31, 2020	Dec. 31, 2021	Dec. 31, 2020	Sep. 01, 2024	Sep. 22, 2023	Aug. 01, 2023	Sep. 22, 2022	Mar. 31, 2022	Dec. 01, 2021	Sep. 01, 2021	Mar. 29, 2021
Equipment Financing [Member] | Maximum [Member]
Debt Instrument [Line Items]
Deferred offering costs debt issuance costs		$ 16.3		$ 16.3
Equipment Financing [Member] | Minimum [Member]
Debt Instrument [Line Items]
Deferred offering costs debt issuance costs		$ 13.2		$ 13.2
Two Thousand And Twenty One PIPE Notes [Member] | Convertible Debt [Member]
Debt Instrument [Line Items]
Debt Instrument, Interest Rate, Effective Percentage		5.40%		5.40%
GREENLIGHT BIOSCIENCES HOLDINGS, PBC [Member]
Debt Instrument [Line Items]
Proceeds From Convertible Debt				$ 13,500,000	$ 16,775,000
Debt Payable		$ 67,159,000		67,159,000
Long Term Debt		65,721,000		$ 65,721,000
Debt Instrument Final Payment Fee Charged As Percentage Of Principal Amount				3.00%
Debt Instrument Carrying Amount		35,446,000		$ 35,446,000
Interest Expense				2,419,000	1,028,000
Payment of issuance costs				0	134,000
Convertible notes		16,800,000		16,800,000	16,800,000
GREENLIGHT BIOSCIENCES HOLDINGS, PBC [Member] | Warrant [Member] | Master Equipment Financing Agreement [Member] | Equipment Financing [Member]
Debt Instrument [Line Items]
Fair Value Of warrants In Debt Issuance Cost		$ 100,000		100,000
GREENLIGHT BIOSCIENCES HOLDINGS, PBC [Member] | Prepayment Year One [Member]
Debt Instrument [Line Items]
Long Term Debt Prepayment Amount As A Percentage Of Principal								3.00%
GREENLIGHT BIOSCIENCES HOLDINGS, PBC [Member] | Prepayment Year Two [Member]
Debt Instrument [Line Items]
Long Term Debt Prepayment Amount As A Percentage Of Principal								2.00%
GREENLIGHT BIOSCIENCES HOLDINGS, PBC [Member] | Trinity Capital [Member] | Master Equipment Financing Agreement [Member] | Equipment Financing [Member]
Debt Instrument [Line Items]
Proceeds from Issuance of Debt				$ 400,000
Warrants Issued		219,839		219,839
Long Term Debt													$ 11,300,000
Debt Instrument Current Borrowings Capacity												$ 5,000,000.0
Debt Instrument Unused Borrowing Capacity												6,300,000
Interest Rate				3.25%
Debt Instrument Advances Drawn		$ 11,300		$ 11,300
Long Term Debt Repayment Period in Months				36
Debt Instrument Carrying Amount		13,300,000		$ 13,300,000
GREENLIGHT BIOSCIENCES HOLDINGS, PBC [Member] | Horizon Term Loan [Member]
Debt Instrument [Line Items]
Long Term Debt		14,418,000		$ 14,418,000
Debt Instrument Unused Borrowing Capacity								$ 10,000.0
Debt Instrument Maturity Date				Feb. 01, 2023
Debt Instrument Maturity Date				Jul. 01, 2025
Proceeds from Issuance of Debt				$ 600,000
Fair Value Of warrants In Debt Issuance Cost		400,000		400,000
Debt Issuance Cost		600,000		600,000
Debt Instrument Carrying Amount		$ 15,000,000		$ 15,000,000
Debt Instrument, Interest Rate, Effective Percentage		9.00%		9.00%
Strike price		5.26		5.26
Percentage of public trading value of shares to number of warrants to be issued		90.00%		90.00%
Fair value of warrants issuable		$ 500,000		$ 500,000
Derivative instrument option to borrow debt principal amount		100,000		100,000
GREENLIGHT BIOSCIENCES HOLDINGS, PBC [Member] | Horizon Term Loan [Member] | Warrant [Member]
Debt Instrument [Line Items]
Fair Value Of warrants In Debt Issuance Cost		$ 400,000		$ 400,000
GREENLIGHT BIOSCIENCES HOLDINGS, PBC [Member] | Horizon Term Loan [Member] | Horizon Technology Finance Corporation [Member] | Powerscourt Investments XXV, LP (Horizon) [Member]
Debt Instrument [Line Items]
Long Term Debt											$ 25,000,000.0
Debt instrument Current Borrowings Capacity											15,000,000.0
GREENLIGHT BIOSCIENCES HOLDINGS, PBC [Member] | Horizon Term Loan [Member] | Subsequent Event [Member]
Debt Instrument [Line Items]
Percentage of warrants obligated to issue during period										80.00%
Percentage of loan commitment		3.00%		3.00%
GREENLIGHT BIOSCIENCES HOLDINGS, PBC [Member] | Silicon Valley Bank Term Loan [Member]
Debt Instrument [Line Items]
Long Term Debt		$ 9,775,000		$ 9,775,000
Debt Instrument Unused Borrowing Capacity												5,000,000.0
Debt Instrument Maturity Date				Sep. 01, 2024
Debt Instrument Final Payment Fee Charged As Percentage Of Principal Amount				4.00%
Proceeds from Issuance of Debt				$ 300,000
Warrants Issued		51,724		51,724
Debt Issuance Cost		$ 400,000		$ 400,000
Debt Instrument Carrying Amount		$ 10,000,000		$ 10,000,000
Debt Instrument, Interest Rate, Effective Percentage		3.50%		3.50%
GREENLIGHT BIOSCIENCES HOLDINGS, PBC [Member] | Silicon Valley Bank Term Loan [Member] | Warrant [Member]
Debt Instrument [Line Items]
Fair Value Of warrants In Debt Issuance Cost		$ 200,000		$ 200,000
GREENLIGHT BIOSCIENCES HOLDINGS, PBC [Member] | Silicon Valley Bank Term Loan [Member] | Prepayment Year One [Member]
Debt Instrument [Line Items]
Long Term Debt Prepayment Amount As A Percentage Of Principal									3.00%
GREENLIGHT BIOSCIENCES HOLDINGS, PBC [Member] | Silicon Valley Bank Term Loan [Member] | Prepayment Year Two [Member]
Debt Instrument [Line Items]
Long Term Debt Prepayment Amount As A Percentage Of Principal							2.00%
GREENLIGHT BIOSCIENCES HOLDINGS, PBC [Member] | Silicon Valley Bank Term Loan [Member] | Prepayment Year Three [Member]
Debt Instrument [Line Items]
Long Term Debt Prepayment Amount As A Percentage Of Principal						1.00%
GREENLIGHT BIOSCIENCES HOLDINGS, PBC [Member] | Silicon Valley Bank Term Loan [Member] | Silicon Valley Bank [Member] | Loan And Security Agreement [Member]
Debt Instrument [Line Items]
Long Term Debt												15,000,000.0
Debt instrument Current Borrowings Capacity												$ 10,000,000.0
GREENLIGHT BIOSCIENCES HOLDINGS, PBC [Member] | Two Thousand And Twenty One PIPE Notes [Member] | Convertible Debt [Member]
Debt Instrument [Line Items]
Proceeds From Convertible Debt		35,300,000
GREENLIGHT BIOSCIENCES HOLDINGS, PBC [Member] | Two Thousand And Twenty Notes [Member]
Debt Instrument [Line Items]
Interest Payable		1,400,000		1,400,000	600,000
GREENLIGHT BIOSCIENCES HOLDINGS, PBC [Member] | Two Thousand And Twenty Notes [Member] | Convertible Debt [Member]
Debt Instrument [Line Items]
Proceeds From Convertible Debt			$ 16,800,000
Interest Payable		$ 1,400,000		$ 1,400,000	$ 600,000
Term of Maturity			2 years
Debt instrument interest rate			5.00%
Debt instrument convertible discounted conversion price		85.00%		85.00%
Debt instrument convertible period for right to receive royalty payments				15 years
Payment of issuance costs				$ 100,000
GREENLIGHT BIOSCIENCES HOLDINGS, PBC [Member] | Pipe Notes [Member] | Convertible Debt [Member] | Prior Year End [Member]
Debt Instrument [Line Items]
Debt Instrument, Face Amount											$ 13.5
GREENLIGHT BIOSCIENCES HOLDINGS, PBC [Member] | PIPE Instruments [Member] | Convertible Debt [Member]
Debt Instrument [Line Items]
Debt Payable		$ 13,500,000		$ 13,500,000
GREENLIGHT BIOSCIENCES HOLDINGS, PBC [Member] | PIPE Instruments [Member] | Convertible Debt [Member] | Subsequent Event [Member]
Debt Instrument [Line Items]
Proceeds From Convertible Debt	$ 21.8